CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000	525,000,000
Common stock, shares issued	53,874,824	51,650,000	51,450,000
Common stock, shares outstanding	53,874,824	51,650,000	51,450,000